Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	Goodwill and intangible assets

	Internal development costs and patents	Acquired intangible assets	Total	Goodwill	Total
	(in € millions)
Cost
At January 1, 2021	64	91	155	736	891
Additions	13	—	13	—	13
Acquisition, business combination (Note 5)	—	7	7	106	113
Write-off of fully amortized intangible assets	(13)	—	(13)	—	(13)
Exchange differences	—	7	7	52	59
At December 31, 2021	64	105	169	894	1,063
Additions	5	—	5	—	5
Acquisition, business combination (Note 5)	—	82	82	221	303
Exchange differences	—	6	6	53	59
At December 31, 2022	69	193	262	1,168	1,430
Accumulated amortization
At January 1, 2021	(31)	(27)	(58)	—	(58)
Amortization charge	(15)	(18)	(33)	—	(33)
Write-off of fully amortized intangible assets	13	—	13	—	13
Exchange differences	—	(2)	(2)	—	(2)
At December 31, 2021	(33)	(47)	(80)	—	(80)
Amortization charge	(17)	(36)	(53)	—	(53)
Exchange differences	—	(2)	(2)	—	(2)
At December 31, 2022	(50)	(85)	(135)	—	(135)
Cost, net accumulated amortization
At December 31, 2021	31	58	89	894	983
At December 31, 2022	19	108	127	1,168	1,295
Amortization charges related to intangible assets of €40 million, €25 million and €18 million in 2022, 2021, and 2020, respectively, are included in research and development in the consolidated statement of operations. There were no impairment charges for goodwill in 2022, 2021, and 2020, respectively. We recorded immaterial impairment charges for intangible assets in 2022. There were no impairment charges for intangible assets in 2021 and 2020, respectively.
Goodwill is tested for impairment on an annual basis or when there are indications the carrying amount may be impaired. Goodwill is allocated to the Group’s two operating segments, Premium and Ad-Supported, based on each of the segments that are expected to benefit from the business combination. The Group monitors goodwill at the operating segment level for internal purposes, consistent with the way it assesses performance and allocates resources. The carrying amount of goodwill allocated to each of the operating segments is as follows:

	Premium	Ad-Supported	Premium	Ad-Supported
	2022	2022	2021	2021
	(in € millions)
Goodwill	274	894	129	765
Valuation methodology
The Group performed its annual impairment test in the fourth quarter of 2022. The recoverable amount of the Premium and Ad-Supported operating segments are assessed using a fair value less costs of disposal (“FVLCD”) model. The FVLCD valuation is considered a level 3 in the fair value hierarchy, as it uses significant unobservable inputs. FVLCD is calculated using both the income and market valuation methods.
Ad-Supported segment
For the Ad-supported segment we used an income valuation method which involved discounting the projected cash flows to present value. We also used the Venture Capital method ("VC method") which is a hybrid of the income and market valuation methods. The VC method involved discounting cash flows and then applying observed market multiples of comparable publicly traded companies to the forecasted revenue based on an assumed future exit date within the forecast period. We weighted the income valuation method and VC method 50% and 50%, respectively.
Premium segment
For the Premium segment we used an income valuation method which involved discounting the projected cash flows to present value. We also used the market valuation method which involved applying multiples from comparable publicly traded companies to the revenue of the preceding and forecasted twelve months, before and after the date of the impairment test, respectively. We weighted the income valuation method and market valuation method 50% and 50%, respectively.
As a result of the analysis, the FVLCD for the Premium and Ad-Supported operating segments was determined to be in excess of their carrying amounts.
Key assumptions used in the FVLCD calculations at the impairment testing date
The key assumptions used in the income approach was the discount rate based on the weighted-average cost of capital. The discount rate was 11.0% and 13.0% for the Group’s Premium and Ad-Supported segments, respectively. The key assumptions used in the VC method and market valuation method were the revenue multiples for comparable companies, which were selected based on industry similarity, financial risk, and size of each of the Group’s operating segments. For the Ad-supported segment, we applied a revenue multiple of 1.4 to the forecasted twelve months revenue preceding the assumed exit date. For the Premium segment, we applied a revenue multiple of 1.5 and 1.6 to the preceding and forecasted twelve months revenue before and after the date of the impairment test, respectively.
There are no reasonably possible changes in the key assumptions that would result in the operating segments’ carrying amounts exceeding their recoverable amounts.